Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions		6 Months Ended
	Dec. 31, 2018 USD ($)	Jun. 30, 2020 $ / shares	Jun. 30, 2019 SFr / shares
Effect of adoption of IFRIC 23	$ (11)
Ordinary cash dividends paid, ordinary shares per share | (per share)		$ 0.365	SFr 0.7
Maximum percentage of dividends that may be paid from capital contribution reserves		50.00%
Retained earnings
Effect of adoption of IFRIC 23	(11)
Total equity attributable to shareholders
Effect of adoption of IFRIC 23	$ (11)